Share-based Payment - Schedule of Warrant Activity (Detail) - Warrants [member]	6 Months Ended
Jun. 30, 2024 € / shares
Disclosure Of Warrant Activity [line items]
Beginning balance	6,523,784
Granted during the period	197,855
Exercised during the period	(524,045)
Forfeited during the period	(89,719)
Ending balance	6,107,875
Vested at the balance sheet date	5,088,475
Beginning balance	€ 86.38
Granted during the period	130.74
Exercised during the period	39.85
Forfeited during the period	108.71
Ending balance	91.16
Vested at the balance sheet date	€ 86.49